Note 10 - Segment Financial Information: Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Division I
Segment Reporting Information, Revenue for Reportable Segment	$ 9,707	$ 10,210
Profit (Loss)	3,591	3,253
Segment Reporting Information, Net Assets	102,408
Segment Reporting Information, Net Assets	106,982
Division II
Segment Reporting Information, Revenue for Reportable Segment	9,502	9,181
Profit (Loss)	4,841	3,754
Segment Reporting Information, Net Assets	110,430
Segment Reporting Information, Net Assets	112,168
Division III
Segment Reporting Information, Revenue for Reportable Segment	10,244	10,163
Profit (Loss)	5,139	4,183
Segment Reporting Information, Net Assets	113,042
Segment Reporting Information, Net Assets	117,199
Division IV
Segment Reporting Information, Revenue for Reportable Segment	10,475	9,791
Profit (Loss)	4,519	3,193
Segment Reporting Information, Net Assets	131,431
Segment Reporting Information, Net Assets	136,558
Division V
Segment Reporting Information, Revenue for Reportable Segment	7,223	6,560
Profit (Loss)	2,971	1,997
Segment Reporting Information, Net Assets	75,114
Segment Reporting Information, Net Assets	77,143
Division VII
Segment Reporting Information, Revenue for Reportable Segment	6,697	6,304
Profit (Loss)	1,996	1,296
Segment Reporting Information, Net Assets	79,445
Segment Reporting Information, Net Assets	82,332
Division VIII
Segment Reporting Information, Revenue for Reportable Segment	5,977	5,717
Profit (Loss)	1,644	1,403
Segment Reporting Information, Net Assets	79,430
Segment Reporting Information, Net Assets	69,344
Division IX
Segment Reporting Information, Revenue for Reportable Segment	8,528	8,506
Profit (Loss)	3,506	2,983
Segment Reporting Information, Net Assets	99,551
Segment Reporting Information, Net Assets	103,048
Segment Reporting Information, Revenue for Reportable Segment	68,353	66,432
Profit (Loss)	28,207	22,062
Segment Reporting Information, Net Assets	790,851
Segment Reporting Information, Net Assets	804,774
Reconciliation of Revenues
Total revenues from reportable divisions	68,353	66,432
Corporate finance charges earned not allocated to divisions	22	31
Corporate investment income earned not allocated to divisions	2,043	1,780
Timing difference of insurance income allocation to divisions	2,846	2,299
Other revenue not allocated to divisions	2	2
Consolidated Revenues	73,266	70,544
Profit per division	28,207	22,062
Corporate earnings not allocated	4,913	4,112
Corporate expenses not allocated	(21,112)	(23,339)
Consolidated Income Before Income Taxes	$ 12,008	$ 2,835